S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 28, 2025 USD ($) $ / shares shares
AEXA Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	12,321,429
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.002
AEXA Sponsor LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	12,321,429
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.002
AEXA Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	175,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
AEXA Sponsor LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 2,000,000
AEXA Sponsor LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	1,500,000
AEXA Sponsor LLC or its affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 10,000